Financial instruments (Details 12) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Financial assets (CHF million)
Securities received as collateral	30,191	33,761	30,191	32,057
Trading assets	284,058	300,597	279,553	302,626
Investment securities	5,326	5,604	5,160	5,550
Loans	239,164	231,696	233,413	220,030
Financial liabilities (CHF million)
Obligation to return securities received as collateral	30,191	33,761	30,191	32,057
Trading liabilities	115,782	114,500	127,760	120,452
Short-term borrowings	19,184	16,331	26,116	20,373
Long-term debt	154,838	155,631	162,655	164,159
Carrying Value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,864		236,963
Securities received as collateral	30,191		30,191
Trading assets	275,361		270,315
Investment securities	5,326		5,160
Loans	235,281		229,657
Other financial assets	226,672		232,452
Financial liabilities (CHF million)
Due to banks and deposits	354,008		353,548
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266		176,559
Obligation to return securities received as collateral	30,191		30,191
Trading liabilities	115,782		127,760
Short-term borrowings	19,184		26,116
Long-term debt	154,838		162,655
Other financial liabilities	132,388		127,936
Total - at fair value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,863		236,963
Securities received as collateral	30,191		30,191
Trading assets	275,361		270,315
Investment securities	5,326		5,160
Loans	240,130		233,922
Other financial assets	226,697		232,491
Financial liabilities (CHF million)
Due to banks and deposits	353,948		353,467
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,268		176,559
Obligation to return securities received as collateral	30,191		30,191
Trading liabilities	115,782		127,760
Short-term borrowings	19,187		26,117
Long-term debt	154,175		159,538
Other financial liabilities	132,193		127,936